Other commitments and contingencies, concentrations and factors that may affect future operations - Additional Information (Detail)	1 Months Ended	12 Months Ended		12 Months Ended				1 Months Ended	40 Months Ended	1 Months Ended			38 Months Ended
	Dec. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2013 Minimum	Mar. 31, 2013 Maximum	Mar. 31, 2013 Purchase Commitment USD ($)	Mar. 31, 2013 Purchase Commitment JPY (¥)	Mar. 31, 2010 US District Court, California Shareholders' Protection Rights Agreement LegalMatter	Mar. 31, 2013 Damages from Product Defects LegalMatter	Apr. 30, 2010 Damages from Product Defects US Federal District Court LegalMatter	Apr. 30, 2010 Damages from Product Defects US Federal District Court Personal Injury LegalMatter	Mar. 31, 2013 Damages from Product Defects US Federal District Court Personal Injury LegalMatter	Mar. 31, 2013 Damages from Product Defects Federal and State LegalMatter
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding for purchase of property, plant and equipment and other assets						$ 2,168,000,000	¥ 203,901,000,000
Customer payment guarantee to dealers, period range		1 month to 35 years
Payment guarantee period				1 month	35 years
Guarantee contracts obligations, maximum potential amount of future payments		19,665,000,000	1,849,493,000,000
Guarantee contracts obligations, liabilities		70,000,000	6,590,000,000
Putative class action case filed								6	200	190	10		20
Other individual cases consolidated into federal suit												500
Pre-tax charges		1,100,000,000
Payment for settlement	$ 17,400,000
Percentage of material costs from purchases from an affiliated company		10.00%
Expiration date for collective bargaining agreement covering a substantial portion of employees		Dec. 31, 2014